Trade and other payables - Currency Split (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Trade and other payables
Carrying value	£ 1,243	£ 836
Pound sterling
Trade and other payables
Carrying value	174	165
Euro
Trade and other payables
Carrying value	241	198
US dollar
Trade and other payables
Carrying value	564	263
Other currencies
Trade and other payables
Carrying value	£ 264	£ 210